Intangible assets, net (Details) - USD ($)	12 Months Ended
	Mar. 31, 2029	Mar. 31, 2019
Intangible assets
Intangible assets, gross		$ 32,041,784
Less: accumulated amortization		(14,242,577)
Intangible assets, net		17,799,207
Impaired or pledged intangible assets		0
Additions to intangible assets	$ 1,782,134	1,782,615
Disposals to intangible assets		0
Amortization expenses		6,324,124
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2020		5,819,599
2021		5,168,699
2022		4,215,637
2023		2,518,327
2024		81,703
Software
Intangible assets
Intangible assets, gross		1,567,387
Courseware
Intangible assets
Intangible assets, gross		27,355,662
Copyrights
Intangible assets
Intangible assets, gross		$ 3,118,735